Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 985	€ 833
Impact of discounting remaining lease payments	(324)	285
Lease incentives receivable	(32)
Total lease liabilities	629	541
Lease liabilities included in the consolidated statement of financial position
Current	7	20
Lease liabilities	622	521	€ 0
Total lease liabilities included in the consolidated statement of financial position at January 1, 2019	629	€ 541
Less Than One Year
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	79
One to Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	317
More Than Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 589